Reserves for Unpaid Loss and Loss Adjustment Expenses (Details) - Schedule of Reconciliation of the Net Incurred and Paid Loss Development $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Net outstanding liabilities
Specialty Long-tail	$ 251,809
Specialty Short-tail	198,307
Reinsurance	49,372
Reserve for unpaid loss and loss adjustment expenses	499,488
Allowance for expected credit losses on reinsurance recoverables	361
Reserve for unpaid loss and loss adjustment expenses, net of allowance	499,849
Reinsurance recoverable on unpaid loss and loss adjustment expenses
Specialty Long-tail	105,186
Specialty Short-tail	107,424
Reinsurance
Total reinsurance recoverable on unpaid loss and loss adjustment expenses	212,610
Allowance for expected credit losses on reinsurance recoverables	(361)
Total reinsurance recoverable on unpaid loss and loss adjustment expenses, net of allowance for expected credit losses	212,249
Total gross reserves for unpaid loss and loss adjustment expenses	$ 712,098